CONTRACT ASSETS NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Contract assets	$ 2,000,000.0	$ 0
2019 FMP Contract [Member]
Contract assets	1,358,340
Maintenance fees	391,737
Total	1,750,077
Less: current portion of contract assets	1,750,077
Non-current portion	$ 0
Contracted payment due date	Dec. 31, 2022
2017 FMP Contract [Member]
Maintenance fees	$ 209,724
Total	209,724
Less: current portion of contract assets	209,724
Non-current portion	$ 0
Contracted payment due date	Dec. 31, 2022